Costs and Operating Expenses - Summary of Employee Benefits, Depreciation and Amortization Expenses and Operating Lease Expenses (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Employee benefits expense	₸ (212,536)	₸ (104,522)	₸ (86,326)
Depreciation and amortisation expense	(78,252)	(28,834)	(25,554)
Operating lease expenses	(14,732)	(8,171)	(5,782)
Cost of Goods and Services
Disclosure of attribution of expenses by nature to their function [line items]
Employee benefits expense	(79,644)	(29,114)	(23,522)
Depreciation and amortisation expense	0	0	(237)
Operating lease expenses	(1,553)	(1,319)	(1,268)
Technology & Product Development
Disclosure of attribution of expenses by nature to their function [line items]
Employee benefits expense	(87,330)	(54,887)	(43,344)
Depreciation and amortisation expense	(66,919)	(24,769)	(21,727)
Operating lease expenses	(9,708)	(5,714)	(3,899)
Sales & Marketing
Disclosure of attribution of expenses by nature to their function [line items]
Employee benefits expense	(6,939)	(2,947)	(2,024)
Depreciation and amortisation expense	0	0	0
Operating lease expenses	(303)	(163)	(144)
General & Administrative Expenses
Disclosure of attribution of expenses by nature to their function [line items]
Employee benefits expense	(38,623)	(17,574)	(17,436)
Depreciation and amortisation expense	(11,333)	(4,065)	(3,590)
Operating lease expenses	₸ (3,168)	₸ (975)	₸ (471)